EMPLOYEE BENEFITS - Defined benefit pension plan - Actuarial gains and losses (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amounts recognized as actuarial gains and losses in the statement of comprehensive income
Restriction recognized in Other Comprehensive Income	R$ 178,941	R$ (42,317)	R$ (94,198)
Remeasurements recognized in Other Comprehensive Income	(303,978)	90,114	65,946
Plan assets
Amounts recognized as actuarial gains and losses in the statement of comprehensive income
Gain (loss) on remeasurement	(25,498)	(334,675)	(386,767)
Present value of the defined benefit obligations
Amounts recognized as actuarial gains and losses in the statement of comprehensive income
Gain (loss) on remeasurement	R$ (457,421)	R$ 467,106	R$ 546,911